Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible notes payable, Gross	$ 2,472,100	$ 3,492,000	$ 1,390,000
Less debt discount and debt issuance cost	(58,733)	(279,214)	(1,070,523)
Convertible notes payable	2,413,367	3,212,786	319,477
Less current portion of convertible notes payable	2,413,367	3,212,786	161,227
Long-term convertible notes payable			158,250
Originated in September 2018 [Member]
Convertible notes payable, Gross	92,600	1,700,000	985,000
Originated in October 2018 [Member]
Convertible notes payable, Gross	294,150	444,150	110,000
Originated in October 2018 [Member]
Convertible notes payable, Gross	608,850	608,850	220,000
Originated in April 2019 [Member]
Convertible notes payable, Gross		600,000
Originated in June 2019 [Member]
Convertible notes payable, Gross		63,000
Originated in November 2019 [Member]
Convertible notes payable, Gross		38,000
Originated in December 2019 [Member]
Convertible notes payable, Gross		38,000
Issued in Fiscal Year 2020 [Member]
Convertible notes payable, Gross	$ 1,476,500